Entities accounted under the equity method - Summary of principal associates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary | Rio Tinto SimFer UK Limited
Disclosure Of Joint Ventures And Associates [Line Items]
Economic interest (%)	53.00%
Boyne Smelters Limited | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	73.50%	73.50%
Mineracao Rio do Norte S.A. | Ordinary and Preferred
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	22.00%
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	18.02%
Proportion of ownership interest in associates, percent acquired	34.00%	34.00%
Winning Consortium Simandou Railway Pte. Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	18.02%
Winning Consortium Simandou Ports Pte. Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	18.02%
Winning Consortium Simandou Ports SA And Winning Consortium Simandou Rail SA ("WCS Project Companies")
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	15.32%
Winning Consortium Simandou Ports SA And Winning Consortium Simandou Rail SA ("WCS Project Companies") | Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	85.00%
Winning Consortium Simandou Ports SA And Winning Consortium Simandou Rail SA ("WCS Project Companies") | Government Of Guinea
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	15.00%
Halco (Mining) Inc
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	45.00%
Halco (Mining) Inc | Compagnie des Bauxites de Guine
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest	51.00%